Condensed Consolidated Statements of Operations and Comprehensive Income - USD ($)	6 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Revenues
Sales to third parties	$ 17,786,110	$ 13,574,767
Sales to related parties	1,618	6,015
Total Revenue	17,787,728	13,580,782
Cost of revenues	(14,799,813)	(11,470,717)
Gross Profit	2,987,915	2,110,065
Operating expenses
Allowance for doubtful debts	331,467
Selling and distribution expenses	(192,065)	(142,382)
General and administrative expenses	(1,684,863)	(828,414)
Total operating expenses	(1,545,461)	(970,796)
Income from operations	1,442,454	1,139,269
Other income (expenses)
Interest income	285	141
Interest expense	(61,866)	(1,290,039)
Other (expenses) income , net	(1,722)	110,966
Total other expenses, net	(63,303)	(1,178,932)
Income (loss) before income taxes	1,379,151	(39,663)
Provision for income taxes	(17,212)	(24,144)
Net income (loss)	1,361,939	(63,807)
Net loss attributable to non-controlling interest	677	6,755
Net income (loss) attributable to Farmmi, Inc.	1,362,616	(57,052)
Comprehensive income
Net income (loss)	1,361,939	(63,807)
Other comprehensive income: foreign currency translation gain	1,187,295	204,790
Total comprehensive income	2,549,234	140,983
Comprehensive (income) loss attributable to non-controlling interest	(32,643)	631
Comprehensive income attributable to Farmmi, Inc.	$ 2,516,591	$ 141,614
Weighted average number of shares, basic	20,855,641	13,783,362
Weighted average number of shares, diluted	20,855,641	18,404,780
Basic earnings (loss) per common share	$ 0.07	$ 0.00
Diluted earnings (loss) per common share	$ 0.07	$ 0.00